Business segment information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Interest income	$ 212,730	[1]	$ 205,303	[1]	$ 192,437	[1]
Interest expense	(71,599)	[1]	(82,211)	[1]	(87,460)	[1]
Net interest income	141,131	[1]	123,092	[1]	104,977	[1]
Long-lived assets:
Equipment and leasehold improvements, net	8,129		10,466		12,808
Panama [Member]
Segment Reporting Information [Line Items]
Interest income	195,575		184,501		173,663
Interest expense	(70,539)		(79,132)		(86,019)
Net interest income	125,036		105,369		87,644
Long-lived assets:
Equipment and leasehold improvements, net	7,994		10,237		12,397
Brazil [Member]
Segment Reporting Information [Line Items]
Interest income	0		33		155
Interest expense	0		0		0
Net interest income	0		33		155
Long-lived assets:
Equipment and leasehold improvements, net	0		0		8
United States [Member]
Segment Reporting Information [Line Items]
Interest income	17,135		18,501		17,894
Interest expense	(1,023)		(1,235)		(1,332)
Net interest income	16,112		17,266		16,562
Long-lived assets:
Equipment and leasehold improvements, net	135		229		403
Cayman Islands [Member]
Segment Reporting Information [Line Items]
Interest income	20		2,268		725
Interest expense	(37)		(1,844)		(109)
Net interest income	(17)		424		616
Long-lived assets:
Equipment and leasehold improvements, net	$ 0		$ 0		$ 0

[1]	The numbers set out in these tables have been rounded and accordingly may not total exactly.